Consolidated Statements of Cash Flows - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Cash flows from operating activities:
Net (loss)/income	¥ 365	¥ (52,946)	¥ (109,115)
Adjustments to reconcile net (loss)/income to net cash used in operating activities:
Share-based compensation	17	1,542	3,713
Provision for/(reversal of) allowance for expected credit losses, including related party amounts of RMB150, RMB(1,210) and RMB406 for the years ended December 31, 2023, 2024 and 2025, respectively)	(1,690)	(3,196)	14,337
Depreciation and amortization expense	10,673	13,819	21,531
Amortization of the right-of-use assets	16,444	21,098	21,032
Impairment of intangible assets	0	0	0
Loss from equity method investments, including impairment	3,924	15,964	11,125
Fair value changes in investments, net	(23,784)	(604)	440
Gain on disposition of a subsidiary			(548)
Deferred tax expense	9,927	6,912	18,890
Gain on disposal of long-lived assets	(574)	(127)	(754)
Foreign currency exchange loss/(gain)	(1,481)	1,519	1,945
Changes in operating assets and liabilities, net of effects of acquisition:
Accounts receivable	40,017	(29,082)	112,896
Prepayments and other current assets	(1,695)	4,437	(2,781)
Amounts due from related parties	1,606	(17,750)	(11,380)
Other non-current assets	2,422	(435)	6,473
Accounts payable	(22,822)	22,576	(54,699)
Advances from customers	(2,901)	(5,093)	2,255
Salary and welfare payable	(13,404)	163	(8,040)
Taxes payable	885	6,340	(5,892)
Amounts due to related parties	4,817	2,157	(42,563)
Accrued expenses and other current liabilities	(8,950)	(5,785)	(17,384)
Other liabilities	(16,461)	(25,812)	(22,308)
Net cash provided by/(used in) operating activities	(2,665)	(44,303)	(60,827)
Cash flows from investing activities:
Purchase of property and equipment and intangible assets	(13,045)	(5,221)	(9,717)
Placement of term deposits and short-term investments	(2,412,349)	(3,242,807)	(1,278,637)
Maturity of term deposits and short-term investments	2,366,449	3,374,846	1,770,825
Return of equity investment principal from certain investee			1,072
Dividends received from the equity investment	1,172	427	530
Proceeds from disposal of long-lived assets	736	273	3,771
Net cash provided by/(used in) investing activities	(57,037)	127,518	487,844
Cash flows from financing activities:
Repurchase of ordinary shares		(825)	(655)
Dividends paid to noncontrolling shareholders	(1,000)	(1,076)
Net cash used in financing activities	(1,000)	(1,901)	(655)
Effect of exchange rate changes on cash, cash equivalents and restricted cash	(2,987)	1,570	3,057
Net increase/(decrease) in cash, cash equivalents and restricted cash	(63,689)	82,884	429,419
Cash, cash equivalents and restricted cash at the beginning of the year	617,340	534,456	105,037
Cash and cash equivalents at the beginning of the year	607,579	527,407	95,982
Restricted cash at the beginning of the year	9,761	7,049	9,055
Cash, cash equivalents and restricted cash at the end of the year	553,651	617,340	534,456
Cash and cash equivalents at the end of the year	537,549	607,579	527,407
Restricted cash at the end of the year	16,102	9,761	7,049
Supplemental disclosure of cash flow information:
Cash paid during the period for income taxes	¥ 126	¥ 87	¥ 62